Schedule of Investments (unaudited) July 31, 2019	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.7%
Interpublic Group of Companies Inc. (The), 4.20%, 04/15/24(a)	$1,116	$1,193,886
Omnicom Group Inc./Omnicom Capital Inc., 3.65%, 11/01/24 (Call 08/01/24)(a)	1,310	1,365,439
WPP Finance 2010, 3.75%, 09/19/24	1,093	1,130,118

		3,689,443

Aerospace & Defense — 1.3%
Boeing Co. (The)
2.80%, 03/01/24 (Call 02/01/24)	719	726,492
2.85%, 10/30/24 (Call 07/30/24)	905	915,552
General Dynamics Corp., 2.38%, 11/15/24 (Call 09/15/24)	1,148	1,153,729
L3Harris Technologies Inc., 3.95%, 05/28/24 (Call 02/28/24)(b)	386	405,547
Raytheon Co., 3.15%, 12/15/24 (Call 09/15/24)(a)	406	420,498
Rockwell Collins Inc., 3.20%, 03/15/24 (Call 01/15/24)	1,621	1,665,724
United Technologies Corp., 2.80%, 05/04/24 (Call 03/04/24)	1,675	1,701,448

		6,988,990

Agriculture — 1.9%
Altria Group Inc.
3.80%, 02/14/24 (Call 01/14/24)	651	677,535
4.00%, 01/31/24(a)	2,572	2,703,892
BAT Capital Corp., 3.22%, 08/15/24 (Call 06/15/24)	3,562	3,590,176
Bunge Ltd. Finance Corp., 4.35%, 03/15/24 (Call 02/15/24)	900	941,229
Philip Morris International Inc.
2.88%, 05/01/24 (Call 04/01/24)	1,325	1,343,550
3.25%, 11/10/24	1,246	1,286,881

		10,543,263

Airlines — 0.2%
Continental Airlines Inc. Pass Through Trust Series 2012-1, Class A, 4.15%, 04/11/24	352	370,370
Series 2012-2, Class A, 4.00%, 10/29/24	490	512,899

		883,269

Auto Manufacturers — 2.6%
American Honda Finance Corp.
2.40%, 06/27/24	375	374,025
2.90%, 02/16/24	1,484	1,513,472
3.55%, 01/12/24	685	716,613
Ford Motor Credit Co. LLC
3.66%, 09/08/24(a)	1,500	1,481,475
3.81%, 01/09/24 (Call 11/09/23)	790	789,226
5.58%, 03/18/24 (Call 02/18/24)	1,990	2,128,066
General Motors Financial Co. Inc.
3.50%, 11/07/24 (Call 09/07/24)	403	405,349
3.95%, 04/13/24 (Call 02/13/24)	2,615	2,679,460
5.10%, 01/17/24 (Call 12/17/23)	1,857	1,987,844
Toyota Motor Corp., 2.36%, 07/02/24	35	34,975
Toyota Motor Credit Corp.
2.90%, 04/17/24	1,529	1,563,494
3.35%, 01/08/24	315	328,857

		14,002,856

Auto Parts & Equipment — 0.4%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	907	950,862
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	1,007	1,049,274

		2,000,136

Banks — 22.6%
Banco Santander SA, 2.71%, 06/27/24	2,020	2,013,879

Security	Par (000)	Value

Banks (continued)
Bank of America Corp.
4.00%, 04/01/24	$3,225	$3,430,142
4.13%, 01/22/24	3,098	3,304,606
4.20%, 08/26/24(a)	5,192	5,505,285
Bank of Montreal
2.50%, 06/28/24	216	215,646
Series E, 3.30%, 02/05/24	2,354	2,432,812
Bank of New York Mellon Corp. (The)
3.25%, 09/11/24 (Call 08/11/24)	809	836,004
3.40%, 05/15/24 (Call 04/15/24)	711	738,893
3.65%, 02/04/24 (Call 01/05/24)	1,346	1,415,279
Bank of Nova Scotia (The), 3.40%, 02/11/24	1,581	1,642,912
BB&T Corp.
2.50%, 08/01/24 (Call 07/01/24)	250	249,600
2.85%, 10/26/24 (Call 09/26/24)	2,196	2,229,753
BNP Paribas SA, 4.25%, 10/15/24	1,144	1,196,841
BPCE SA, 4.00%, 04/15/24(a)	1,982	2,114,794
Canadian Imperial Bank of Commerce, 3.10%, 04/02/24	770	784,861
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	2,970	3,112,382
Citigroup Inc.
3.75%, 06/16/24	1,920	2,025,466
4.00%, 08/05/24(a)	905	955,418
Comerica Bank, 2.50%, 07/23/24	500	499,370
Credit Suisse AG/New York NY, 3.63%, 09/09/24	4,535	4,758,213
Deutsche Bank AG/London, 3.70%, 05/30/24	2,185	2,168,984
Deutsche Bank AG/New York NY, 3.70%, 05/30/24	450	444,618
Fifth Third Bancorp.
3.65%, 01/25/24 (Call 12/25/23)	2,162	2,262,101
4.30%, 01/16/24 (Call 12/16/23)	1,230	1,307,982
Goldman Sachs Group Inc. (The)
3.63%, 02/20/24 (Call 01/20/24)	2,685	2,788,802
3.85%, 07/08/24 (Call 04/08/24)	3,534	3,704,586
4.00%, 03/03/24	4,221	4,457,249
HSBC Holdings PLC, 4.25%, 03/14/24	2,675	2,800,377
HSBC USA Inc., 3.50%, 06/23/24	1,965	2,051,126
ING Groep NV, 3.55%, 04/09/24(a)	905	936,901
Intesa Sanpaolo SpA, 5.25%, 01/12/24	750	799,688
JPMorgan Chase & Co.
3.63%, 05/13/24(a)	2,942	3,091,424
3.88%, 02/01/24	3,364	3,562,644
3.88%, 09/10/24	3,506	3,684,806
Lloyds Banking Group PLC
3.90%, 03/12/24	402	415,941
4.50%, 11/04/24	2,190	2,273,680
Mitsubishi UFJ Financial Group Inc.
2.80%, 07/18/24	1,700	1,708,619
3.41%, 03/07/24	2,280	2,352,937
Morgan Stanley
3.70%, 10/23/24	4,978	5,222,818
Series F, 3.88%, 04/29/24	4,092	4,323,648
People’s United Bank N.A., 4.00%, 07/15/24 (Call 04/16/24)	325	337,519
PNC Bank N.A., 3.30%, 10/30/24 (Call 09/30/24)	450	467,532
PNC Financial Services Group Inc. (The)
3.50%, 01/23/24 (Call 12/24/23)(a)	975	1,020,620
3.90%, 04/29/24 (Call 03/29/24)(a)	1,607	1,695,787
Royal Bank of Canada, 2.55%, 07/16/24	1,300	1,297,920
Royal Bank of Scotland Group PLC, 5.13%, 05/28/24	3,095	3,245,386
Santander Holdings USA Inc., Series FXD, 3.50%, 06/07/24 (Call 05/07/24)	1,070	1,084,712

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Santander UK PLC
2.88%, 06/18/24	$95	$94,688
4.00%, 03/13/24	1,758	1,846,129
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	275	285,673
3.95%, 01/10/24	750	794,145
Sumitomo Mitsui Financial Group Inc., 2.70%, 07/16/24	1,000	998,750
SunTrust Bank/Atlanta GA, 3.20%, 04/01/24 (Call 03/01/24)	830	854,012
Toronto-Dominion Bank (The)
2.65%, 06/12/24	1,346	1,357,158
3.25%, 03/11/24	1,102	1,140,537
U.S. Bancorp.
3.38%, 02/05/24 (Call 01/05/24)	1,537	1,602,860
3.60%, 09/11/24 (Call 08/11/24)	1,831	1,920,023
3.70%, 01/30/24 (Call 12/29/23)	848	897,108
Wells Fargo & Co.
3.30%, 09/09/24(a)	4,185	4,315,614
3.75%, 01/24/24 (Call 12/24/23)	3,865	4,051,989
4.48%, 01/16/24	1,234	1,318,887
Westpac Banking Corp., 3.30%, 02/26/24	1,880	1,951,534

		122,399,670

Beverages — 0.8%
Anheuser-Busch InBev Finance Inc., 3.70%, 02/01/24	1,254	1,319,032
Anheuser-Busch InBev Worldwide Inc., 3.50%, 01/12/24 (Call 12/12/23)	125	130,448
Constellation Brands Inc., 4.75%, 11/15/24(a)	840	919,859
PepsiCo Inc., 3.60%, 03/01/24 (Call 12/01/23)	1,828	1,930,167

		4,299,506

Biotechnology — 1.2%
Amgen Inc., 3.63%, 05/22/24 (Call 02/22/24)	2,050	2,148,933
Celgene Corp., 3.63%, 05/15/24 (Call 02/15/24)	1,419	1,480,400
Gilead Sciences Inc., 3.70%, 04/01/24 (Call 01/01/24)	2,813	2,953,988

		6,583,321

Building Materials — 0.1%
Johnson Controls International PLC, 3.63%, 07/02/24 (Call 04/02/24)(c)	240	247,951
Owens Corning, 4.20%, 12/01/24 (Call 09/01/24)(a)	348	361,492

		609,443

Chemicals — 2.4%
Air Products & Chemicals Inc., 3.35%, 07/31/24 (Call 04/30/24)	338	353,115
Airgas Inc., 3.65%, 07/15/24 (Call 04/15/24)	185	193,795
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)(a)	978	1,031,448
Braskem Finance Ltd., 6.45%, 02/03/24	1,400	1,553,720
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	475	487,640
Dow Chemical Co. (The)
3.15%, 05/15/24 (Call 04/15/24)(b)	220	224,094
3.50%, 10/01/24 (Call 07/01/24)	1,927	1,994,233
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)	387	400,448
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	1,925	2,156,770
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	208	211,998
Nutrien Ltd., 3.63%, 03/15/24 (Call 12/15/23)(a)	884	912,721
SASOL Financing USA LLC, 5.88%, 03/27/24 (Call 02/27/24)	1,894	2,029,118
Sherwin-Williams Co. (The), 3.13%, 06/01/24 (Call 04/01/24)	1,250	1,273,300

		12,822,400

Commercial Services — 0.2%
IHS Markit Ltd., 3.63%, 05/01/24 (Call 04/01/24)	588	605,175

Security	Par (000)	Value

Commercial Services (continued)
Moody’s Corp., 4.88%, 02/15/24 (Call 11/15/23)(a)	$705	$769,155

		1,374,330

Computers — 3.7%
Apple Inc.
2.85%, 05/11/24 (Call 03/11/24)	2,618	2,686,146
3.00%, 02/09/24 (Call 12/09/23)	2,656	2,740,169
3.45%, 05/06/24	3,785	3,986,703
Dell International LLC/EMC Corp., 4.00%, 07/15/24 (Call 06/15/24)(b)	1,025	1,056,806
DXC Technology Co., 4.25%, 04/15/24 (Call 02/15/24)	1,121	1,171,400
International Business Machines Corp.
3.00%, 05/15/24	2,768	2,831,276
3.63%, 02/12/24	3,524	3,695,619
NetApp Inc., 3.30%, 09/29/24 (Call 07/29/24)(a)	995	1,012,930
Seagate HDD Cayman, 4.88%, 03/01/24 (Call 01/01/24)	1,109	1,137,878

		20,318,927

Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co., 3.25%, 03/15/24	530	554,799
Unilever Capital Corp.
2.60%, 05/05/24 (Call 03/05/24)	745	753,426
3.25%, 03/07/24 (Call 02/07/24)	669	696,589

		2,004,814

Diversified Financial Services — 5.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 01/16/24 (Call 12/16/23)	600	644,778
Air Lease Corp.
4.25%, 02/01/24	285	299,843
4.25%, 09/15/24 (Call 06/15/24)	1,144	1,205,330
Aircastle Ltd., 4.13%, 05/01/24 (Call 02/01/24)(a)	955	978,999
American Express Co.
3.00%, 10/30/24 (Call 09/29/24)	3,079	3,137,901
3.40%, 02/22/24 (Call 01/22/24)	1,430	1,483,382
3.63%, 12/05/24 (Call 11/04/24)	1,275	1,330,819
Ameriprise Financial Inc., 3.70%, 10/15/24	838	885,489
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	1,089	1,144,975
Capital One Financial Corp.
3.30%, 10/30/24 (Call 09/30/24)	2,173	2,219,480
3.75%, 04/24/24 (Call 03/24/24)	1,715	1,783,909
3.90%, 01/29/24 (Call 12/29/23)	1,620	1,694,180
Charles Schwab Corp. (The), 3.55%, 02/01/24 (Call 01/01/24)	865	907,229
Discover Financial Services, 3.95%, 11/06/24 (Call 08/06/24)	956	1,005,310
Invesco Finance PLC, 4.00%, 01/30/24	923	973,885
Mastercard Inc., 3.38%, 04/01/24	2,022	2,126,093
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)	1,391	1,490,123
ORIX Corp.
3.25%, 12/04/24	585	600,040
4.05%, 01/16/24	1,082	1,141,694
Stifel Financial Corp., 4.25%, 07/18/24	662	692,068
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	2,199	2,302,859
4.38%, 03/19/24 (Call 02/19/24)	662	696,848
TD Ameritrade Holding Corp., 3.75%, 04/01/24 (Call 03/01/24)	850	895,050

		29,640,284

Electric — 3.7%
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)(a)	1,498	1,531,735
CenterPoint Energy Inc., 3.85%, 02/01/24 (Call 01/01/24)	1,485	1,555,552
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	50	56,404

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Dominion Energy Inc., 3.07%, 08/15/24(c)	$562	$567,980
DTE Electric Co., 3.65%, 03/15/24 (Call 12/15/23)	940	986,436
DTE Energy Co., Series C, 3.50%, 06/01/24 (Call 03/01/24)	855	885,506
Duke Energy Corp., 3.75%, 04/15/24 (Call 01/15/24)	2,111	2,218,175
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	175	184,543
Entergy Arkansas LLC, 3.70%, 06/01/24 (Call 03/01/24)	665	701,761
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	250	286,225
Entergy Louisiana LLC, 5.40%, 11/01/24	325	370,991
Eversource Energy, Series L, 2.90%, 10/01/24 (Call 08/01/24)	200	203,100
Florida Power & Light Co., 3.25%, 06/01/24 (Call 12/01/23)	1,009	1,050,763
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)(a)	250	257,770
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)	35	35,979
ITC Holdings Corp., 3.65%, 06/15/24 (Call 03/15/24)	565	587,555
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	1,523	1,603,399
National Rural Utilities Cooperative Finance Corp., 2.95%, 02/07/24 (Call 12/07/23)	383	391,824
NextEra Energy Capital Holdings Inc., 3.15%, 04/01/24 (Call 03/01/24)(a)	930	954,571
Oncor Electric Delivery Co. LLC, 2.75%, 06/01/24 (Call 05/01/24)(b)	125	126,939
PacifiCorp, 3.60%, 04/01/24 (Call 01/01/24)	150	157,178
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	743	778,233
PPL Capital Funding Inc., 3.95%, 03/15/24 (Call 12/15/23)	1,025	1,072,857
Public Service Enterprise Group Inc., 2.88%, 06/15/24 (Call 05/15/24)	1,050	1,063,219
Sempra Energy, 3.55%, 06/15/24 (Call 03/15/24)	1,417	1,464,441
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)	320	334,477
Virginia Electric & Power Co., 3.45%, 02/15/24 (Call 11/15/23)	490	508,889

		19,936,502

Electronics — 0.8%
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	722	730,520
Amphenol Corp., 3.20%, 04/01/24 (Call 02/01/24)	455	465,256
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)(a)	1,233	1,231,360
Honeywell International Inc., 2.30%, 08/15/24 (Call 07/15/24)	200	199,822
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	535	569,475
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	811	871,736
Tyco Electronics Group SA, 3.45%, 08/01/24 (Call 05/01/24)(a)	113	116,722

		4,184,891

Engineering & Construction — 0.2%
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	1,000	1,022,950

Environmental Control — 0.2%
Waste Management Inc.
2.95%, 06/15/24 (Call 05/15/24)	476	487,362
3.50%, 05/15/24 (Call 02/15/24)	385	402,083

		889,445

Food — 1.2%
Conagra Brands Inc., 4.30%, 05/01/24 (Call 04/01/24)	1,180	1,253,396
General Mills Inc., 3.65%, 02/15/24 (Call 11/15/23)	1,045	1,089,266
Kroger Co. (The), 4.00%, 02/01/24 (Call 11/01/23)	1,020	1,078,140
McCormick & Co. Inc./MD, 3.15%, 08/15/24 (Call 06/15/24)	1,305	1,334,206
Tyson Foods Inc., 3.95%, 08/15/24 (Call 05/15/24)(a)	1,718	1,817,627

		6,572,635

Security	Par (000)	Value

Forest Products & Paper — 0.6%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)	$225	$236,968
Fibria Overseas Finance Ltd., 5.25%, 05/12/24	415	442,440
Georgia-Pacific LLC, 8.00%, 01/15/24	913	1,119,201
International Paper Co., 3.65%, 06/15/24 (Call 03/15/24)	1,511	1,578,405

		3,377,014

Gas — 0.2%
Dominion Energy Gas Holdings LLC, 3.60%, 12/15/24 (Call 09/15/24)	438	456,746
Southern California Gas Co., 3.15%, 09/15/24 (Call 06/15/24)	646	669,069

		1,125,815

Health Care – Products — 2.0%
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)(a)	2,707	2,795,059
3.73%, 12/15/24 (Call 09/15/24)	2,021	2,118,533
Boston Scientific Corp., 3.45%, 03/01/24 (Call 02/01/24)	1,770	1,838,552
Medtronic Inc., 3.63%, 03/15/24 (Call 12/15/23)	1,074	1,132,576
Stryker Corp., 3.38%, 05/15/24 (Call 02/15/24)	1,305	1,357,448
Thermo Fisher Scientific Inc., 4.15%, 02/01/24 (Call 11/01/23)(a)	1,496	1,598,102

		10,840,270

Health Care – Services — 2.0%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	1,114	1,146,250
Anthem Inc.
3.35%, 12/01/24 (Call 10/01/24)	610	627,464
3.50%, 08/15/24 (Call 05/15/24)	1,998	2,067,810
HCA Inc., 5.00%, 03/15/24	2,685	2,918,514
Humana Inc., 3.85%, 10/01/24 (Call 07/01/24)	1,025	1,069,167
Laboratory Corp. of America Holdings, 3.25%, 09/01/24 (Call 07/01/24)	1,138	1,157,301
Quest Diagnostics Inc., 4.25%, 04/01/24 (Call 01/01/24)	350	370,332
UnitedHealth Group Inc., 3.50%, 02/15/24	1,475	1,544,797

		10,901,635

Holding Companies – Diversified — 0.2%
Ares Capital Corp., 4.20%, 06/10/24 (Call 05/10/24)	205	209,401
FS KKR Capital Corp., 4.63%, 07/15/24 (Call 06/15/24)	500	498,330
Owl Rock Capital Corp., 5.25%, 04/15/24	200	207,574

		915,305

Home Furnishings — 0.2%
Leggett & Platt Inc., 3.80%, 11/15/24 (Call 08/15/24)	300	306,726
Whirlpool Corp., 4.00%, 03/01/24	800	837,560

		1,144,286

Household Products & Wares — 0.1%
Clorox Co. (The), 3.50%, 12/15/24 (Call 09/15/24)	604	634,212

Housewares — 0.1%
Newell Brands Inc., 4.00%, 12/01/24 (Call 09/01/24)(a)	828	828,025

Insurance — 3.2%
Aflac Inc., 3.63%, 11/15/24	1,580	1,663,392
American International Group Inc., 4.13%, 02/15/24(a)	1,708	1,814,904
Aon PLC, 3.50%, 06/14/24 (Call 03/01/24)	948	985,228
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	1,174	1,274,624
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	972	1,025,217
Chubb INA Holdings Inc., 3.35%, 05/15/24	387	404,891
CNA Financial Corp., 3.95%, 05/15/24 (Call 02/15/24)	797	839,600
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	1,890	1,967,830
3.88%, 03/15/24 (Call 02/15/24)	345	365,507

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
MetLife Inc., 3.60%, 04/10/24	$2,319	$2,442,533
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)	400	434,584
Prudential Financial Inc., 3.50%, 05/15/24(a)	1,165	1,229,832
Unum Group, 4.00%, 03/15/24	1,025	1,074,692
Voya Financial Inc., 3.13%, 07/15/24 (Call 05/15/24)(a)	190	193,515
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	1,355	1,398,468

		17,114,817

Internet — 2.4%
Alibaba Group Holding Ltd., 3.60%, 11/28/24 (Call 08/28/24)	3,095	3,216,633
Alphabet Inc., 3.38%, 02/25/24	1,232	1,298,023
Amazon.com Inc.
2.80%, 08/22/24 (Call 06/22/24)	3,036	3,111,050
3.80%, 12/05/24 (Call 09/05/24)(a)	1,983	2,126,926
Baidu Inc., 4.38%, 05/14/24 (Call 04/14/24)	885	938,852
eBay Inc., 3.45%, 08/01/24 (Call 05/01/24)(a)	1,120	1,159,906
Expedia Group Inc., 4.50%, 08/15/24 (Call 05/15/24)	772	826,511
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)	300	301,053

		12,978,954

Iron & Steel — 0.0%
ArcelorMittal, 3.60%, 07/16/24	250	251,920

Lodging — 0.1%
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)	125	125,663
Marriott International Inc./MD, 3.60%, 04/15/24 (Call 03/15/24)(a)	406	422,528

		548,191

Machinery — 1.6%
Caterpillar Financial Services Corp.
2.85%, 05/17/24	44	44,963
3.25%, 12/01/24	1,795	1,883,745
3.30%, 06/09/24	235	244,858
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)(a)	2,132	2,235,018
CNH Industrial Capital LLC, 4.20%, 01/15/24	395	413,198
John Deere Capital Corp.
2.60%, 03/07/24	162	163,327
2.65%, 06/24/24	1,510	1,534,915
3.35%, 06/12/24	710	740,800
3.45%, 01/10/24	144	150,201
Wabtec Corp., 4.40%, 03/15/24 (Call 02/15/24)	1,180	1,239,920

		8,650,945

Manufacturing — 1.4%
3M Co., 3.25%, 02/14/24 (Call 01/14/24)	450	469,058
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)	525	536,156
General Electric Co.
3.38%, 03/11/24	1,206	1,235,535
3.45%, 05/15/24 (Call 02/13/24)(a)	991	1,017,212
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)(a)	971	1,018,249
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	1,297	1,345,391
Parker-Hannifin Corp., 3.30%, 11/21/24 (Call 08/21/24)	1,089	1,126,309
Textron Inc., 4.30%, 03/01/24 (Call 12/01/23)(a)	600	636,168

		7,384,078

Media — 2.8%
CBS Corp., 3.70%, 08/15/24 (Call 05/15/24)	1,065	1,107,845
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 02/01/24 (Call 01/01/24)	1,705	1,807,778

Security	Par (000)	Value

Media (continued)
Comcast Corp.
3.00%, 02/01/24 (Call 01/01/24)	$2,044	$2,097,349
3.60%, 03/01/24	2,013	2,119,528
3.70%, 04/15/24 (Call 03/15/24)	2,815	2,976,215
Discovery Communications LLC
3.80%, 03/13/24 (Call 01/13/24)(a)	807	835,423
3.90%, 11/15/24 (Call 08/15/24)	518	538,870
Fox Corp., 4.03%, 01/25/24 (Call 12/25/23)(b)	1,415	1,498,499
Viacom Inc., 3.88%, 04/01/24 (Call 01/01/24)	895	931,802
Walt Disney Co. (The), 3.70%, 09/15/24 (Call 06/15/24)(b)	960	1,017,590
Warner Media LLC, 3.55%, 06/01/24 (Call 03/01/24)	10	10,225

		14,941,124

Metal Fabricate & Hardware — 0.1%
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	355	365,011

Mining — 0.3%
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	995	1,090,689
Yamana Gold Inc., 4.95%, 07/15/24 (Call 04/15/24)	665	696,820

		1,787,509

Oil & Gas — 4.5%
BP Capital Markets America Inc.
3.22%, 04/14/24 (Call 02/14/24)	1,109	1,143,911
3.79%, 02/06/24 (Call 01/06/24)(a)	225	237,584
BP Capital Markets PLC
3.54%, 11/04/24	2,309	2,423,642
3.81%, 02/10/24	1,999	2,111,524
Canadian Natural Resources Ltd., 3.80%, 04/15/24 (Call 01/15/24)(a)	860	897,591
Chevron Corp., 2.90%, 03/03/24 (Call 01/03/24)	1,901	1,957,041
Cimarex Energy Co., 4.38%, 06/01/24 (Call 02/20/24)	1,240	1,305,249
Continental Resources Inc./OK, 3.80%, 06/01/24 (Call 03/01/24)	1,559	1,594,202
Exxon Mobil Corp., 3.18%, 03/15/24 (Call 12/15/23)(a)	1,808	1,882,942
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	658	662,139
Husky Energy Inc., 4.00%, 04/15/24 (Call 01/15/24)	994	1,043,769
Kerr-McGee Corp., 6.95%, 07/01/24	1,411	1,648,711
Marathon Petroleum Corp., 3.63%, 09/15/24 (Call 06/15/24)	1,338	1,389,473
Newfield Exploration Co., 5.63%, 07/01/24	800	883,024
Noble Energy Inc., 3.90%, 11/15/24 (Call 08/15/24)	930	967,925
Suncor Energy Inc., 3.60%, 12/01/24 (Call 09/01/24)	1,187	1,236,961
Total Capital International SA
3.70%, 01/15/24	1,193	1,260,178
3.75%, 04/10/24	1,453	1,544,946

		24,190,812

Packaging & Containers — 0.3%
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)	648	672,261
WRKCo Inc., 3.00%, 09/15/24 (Call 07/15/24)	1,215	1,218,487

		1,890,748

Pharmaceuticals — 3.7%
Allergan Funding SCS, 3.85%, 06/15/24 (Call 03/15/24)	1,640	1,706,666
AmerisourceBergen Corp., 3.40%, 05/15/24 (Call 02/15/24)	1,120	1,152,726
Bristol-Myers Squibb Co., 2.90%, 07/26/24 (Call 06/26/24)(b)	2,150	2,196,246
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	1,337	1,337,789
3.50%, 11/15/24 (Call 08/15/24)	483	491,588
CVS Health Corp., 3.38%, 08/12/24 (Call 05/12/24)	1,216	1,243,871
Express Scripts Holding Co., 3.50%, 06/15/24 (Call 03/15/24)	1,389	1,435,337
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24 (Call 05/01/24)	741	761,348

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
McKesson Corp., 3.80%, 03/15/24 (Call 12/15/23)	$1,661	$1,731,460
Merck & Co. Inc., 2.90%, 03/07/24 (Call 02/07/24)	325	334,669
Novartis Capital Corp., 3.40%, 05/06/24	3,237	3,401,731
Perrigo Finance Unlimited Co., 3.90%, 12/15/24 (Call 09/15/24)(a)	1,065	1,060,623
Pfizer Inc.
2.95%, 03/15/24 (Call 02/15/24)	792	814,754
3.40%, 05/15/24	1,737	1,823,902
Wyeth LLC, 6.45%, 02/01/24	592	693,439

		20,186,149

Pipelines — 4.2%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 6.38%, 05/01/24 (Call 05/01/20)	138	144,701
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	1,170	1,244,143
Buckeye Partners LP, 4.35%, 10/15/24 (Call 07/15/24)	284	272,615
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	1,130	1,152,464
Enbridge Inc., 3.50%, 06/10/24 (Call 03/10/24)	1,110	1,146,008
Energy Transfer Operating LP
4.50%, 04/15/24 (Call 03/15/24)	887	942,828
4.90%, 02/01/24 (Call 11/01/23)	1,268	1,362,834
5.88%, 01/15/24 (Call 10/15/23)	150	166,566
Enterprise Products Operating LLC, 3.90%, 02/15/24 (Call 11/15/23)(a)	1,526	1,612,478
EQM Midstream Partners LP, 4.00%, 08/01/24 (Call 05/01/24)	605	594,473
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (Call 11/01/23)	954	1,005,211
4.25%, 09/01/24 (Call 06/01/24)	928	985,471
4.30%, 05/01/24 (Call 02/01/24)	1,066	1,131,900
MPLX LP, 4.88%, 12/01/24 (Call 09/01/24)	1,830	1,991,095
Plains All American Pipeline LP/PAA Finance Corp., 3.60%, 11/01/24 (Call 08/01/24)	1,382	1,407,387
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24 (Call 02/15/24)	2,234	2,479,137
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	1,337	1,449,696
Sunoco Logistics Partners Operations LP, 4.25%, 04/01/24 (Call 01/01/24)(a)	853	894,379
Williams Companies Inc. (The)
4.30%, 03/04/24 (Call 12/04/23)	2,480	2,628,081
4.55%, 06/24/24 (Call 03/24/24)	265	284,451

		22,895,918

Real Estate Investment Trusts — 4.8%
Alexandria Real Estate Equities Inc., 4.00%, 01/15/24 (Call 12/15/23)(a)	514	544,346
American Campus Communities Operating Partnership LP, 4.13%, 07/01/24 (Call 04/01/24)	260	274,731
American Tower Corp.
3.38%, 05/15/24 (Call 04/15/24)	579	594,841
5.00%, 02/15/24	1,762	1,934,024
AvalonBay Communities Inc., 3.50%, 11/15/24 (Call 08/15/24)(a)	424	444,717
Boston Properties LP, 3.80%, 02/01/24 (Call 11/01/23)(a)	1,411	1,479,194
Brixmor Operating Partnership LP, 3.65%, 06/15/24 (Call 04/15/24)	445	456,014
Crown Castle International Corp., 3.20%, 09/01/24 (Call 07/01/24)	1,011	1,030,310
Duke Realty LP, 3.75%, 12/01/24 (Call 09/01/24)	530	555,689
Essex Portfolio LP, 3.88%, 05/01/24 (Call 02/01/24)	629	658,305

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Federal Realty Investment Trust, 3.95%, 01/15/24 (Call 10/15/23)	$100	$105,406
HCP Inc.
3.88%, 08/15/24 (Call 05/15/24)(a)	1,586	1,679,844
4.20%, 03/01/24 (Call 12/01/23)	381	405,209
Hospitality Properties Trust, 4.65%, 03/15/24 (Call 09/15/23)	735	756,293
Host Hotels & Resorts LP, 3.88%, 04/01/24 (Call 02/01/24)	600	619,368
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)	698	718,284
Kimco Realty Corp., 2.70%, 03/01/24 (Call 01/01/24)	905	902,584
Liberty Property LP, 4.40%, 02/15/24 (Call 11/15/23)	823	876,997
Mid-America Apartments LP, 3.75%, 06/15/24 (Call 03/13/24)	410	425,920
National Retail Properties Inc., 3.90%, 06/15/24 (Call 03/15/24)(a)	825	862,744
Office Properties Income Trust, 4.25%, 05/15/24 (Call 02/15/24)(a)	648	653,618
Omega Healthcare Investors Inc., 4.95%, 04/01/24 (Call 01/01/24)	735	778,402
Piedmont Operating Partnership LP, 4.45%, 03/15/24 (Call 12/15/23)	158	163,519
Realty Income Corp., 3.88%, 07/15/24 (Call 04/15/24)	433	458,456
Sabra Health Care LP/Sabra Capital Corp., 4.80%, 06/01/24 (Call 05/01/24)	689	710,965
Simon Property Group LP
3.38%, 10/01/24 (Call 07/01/24)	1,637	1,706,441
3.75%, 02/01/24 (Call 11/01/23)	909	957,250
UDR Inc., 3.75%, 07/01/24 (Call 04/01/24)(a)	575	599,242
Ventas Realty LP
3.50%, 04/15/24 (Call 03/15/24)	866	896,630
3.75%, 05/01/24 (Call 02/01/24)	445	463,944
VEREIT Operating Partnership LP, 4.60%, 02/06/24 (Call 11/06/23)	950	1,011,294
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	422	438,559
4.50%, 01/15/24 (Call 10/15/23)	662	708,817
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	833	883,613

		25,755,570

Retail — 3.3%
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	375	377,231
AutoZone Inc., 3.13%, 04/18/24 (Call 03/18/24)	485	495,830
Costco Wholesale Corp., 2.75%, 05/18/24 (Call 03/18/24)	1,522	1,557,752
Home Depot Inc. (The), 3.75%, 02/15/24 (Call 11/15/23)	2,042	2,171,994
Lowe’s Companies Inc., 3.13%, 09/15/24 (Call 06/15/24)	653	670,912
Macy’s Retail Holdings Inc., 3.63%, 06/01/24 (Call 03/01/24)	845	844,628
McDonald’s Corp., 3.25%, 06/10/24	520	540,223
QVC Inc., 4.85%, 04/01/24	971	999,489
Target Corp., 3.50%, 07/01/24	1,675	1,777,544
Walgreens Boots Alliance Inc., 3.80%, 11/18/24 (Call 08/18/24)(a)	2,903	3,033,722
Walmart Inc.
2.65%, 12/15/24 (Call 10/15/24)	1,406	1,433,037
2.85%, 07/08/24 (Call 06/08/24)	1,110	1,141,258
3.30%, 04/22/24 (Call 01/22/24)	2,942	3,079,803

		18,123,423

Semiconductors — 3.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/24 (Call 11/15/23)	3,622	3,655,830
Broadcom Inc., 3.63%, 10/15/24 (Call 09/15/24)(b)	2,215	2,220,294
Intel Corp., 2.88%, 05/11/24 (Call 03/11/24)	3,345	3,434,880
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	2,068	2,251,204

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Micron Technology Inc., 4.64%, 02/06/24 (Call 01/06/24)	$958	$1,010,585
NXP BV/NXP Funding LLC, 4.88%, 03/01/24 (Call 02/01/24)(a)(b)	748	803,711
QUALCOMM Inc., 2.90%, 05/20/24 (Call 03/20/24)(a)	2,434	2,471,045
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	1,696	1,717,234

		17,564,783

Software — 2.1%
Fidelity National Information Services Inc., 3.88%, 06/05/24 (Call 03/05/24)	409	432,358
Fiserv Inc., 2.75%, 07/01/24 (Call 06/01/24)	850	856,010
Microsoft Corp., 2.88%, 02/06/24 (Call 12/06/23)	3,481	3,588,215
Oracle Corp.
2.95%, 11/15/24 (Call 09/15/24)	2,740	2,814,555
3.40%, 07/08/24 (Call 04/08/24)	3,718	3,884,715

		11,575,853

Telecommunications — 3.1%
AT&T Inc.
3.55%, 06/01/24 (Call 03/01/24)	1,257	1,305,357
3.80%, 03/01/24 (Call 01/01/24)	945	991,532
3.90%, 03/11/24 (Call 12/11/23)(a)	1,416	1,490,354
4.45%, 04/01/24 (Call 01/01/24)	1,524	1,637,827
Cisco Systems Inc., 3.63%, 03/04/24(a)	1,663	1,768,451
Juniper Networks Inc., 4.50%, 03/15/24(a)	1,378	1,476,293
Motorola Solutions Inc., 4.00%, 09/01/24	844	875,346
Verizon Communications Inc.
3.50%, 11/01/24 (Call 08/01/24)	2,693	2,819,733
4.15%, 03/15/24 (Call 12/15/23)	1,096	1,174,594
Vodafone Group PLC, 3.75%, 01/16/24	2,905	3,024,570

		16,564,057

Transportation — 1.8%
Burlington Northern Santa Fe LLC
3.40%, 09/01/24 (Call 12/01/23)	1,508	1,578,469
3.75%, 04/01/24 (Call 01/01/24)	689	728,714
Canadian National Railway Co., 2.95%, 11/21/24 (Call 08/21/24)	510	522,979
CSX Corp., 3.40%, 08/01/24 (Call 05/01/24)	1,418	1,480,222
FedEx Corp., 4.00%, 01/15/24	1,696	1,801,779
Norfolk Southern Corp., 3.85%, 01/15/24 (Call 10/15/23)	600	632,664
Ryder System Inc., 3.65%, 03/18/24 (Call 02/18/24)(a)	560	584,881
Union Pacific Corp.
3.15%, 03/01/24 (Call 02/01/24)	735	754,904
3.65%, 02/15/24 (Call 11/15/23)	545	570,348

Security	Par/ Shares (000)	Value

Transportation (continued)
3.75%, 03/15/24 (Call 12/15/23)	$753	$791,245
United Parcel Service Inc., 2.80%, 11/15/24 (Call 09/15/24)	445	454,932

		9,901,137

Trucking & Leasing — 0.1%
GATX Corp., 4.35%, 02/15/24 (Call 01/15/24)	421	446,007

Water — 0.2%
American Water Capital Corp., 3.85%, 03/01/24 (Call 12/01/23)	921	967,999

Total Corporate Bonds & Notes — 98.7% (Cost: $516,378,404)		534,618,642

Short-Term Investments

Money Market Funds — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(d)(e)(f)	27,566	27,579,976
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(d)(e)	268	268,000

		27,847,976

Total Short-Term Investments — 5.1% (Cost: $27,839,130)		27,847,976

Total Investments in Securities — 103.8% (Cost: $544,217,534)		562,466,618

Other Assets, Less Liabilities — (3.8)%		(20,844,227)

Net Assets — 100.0%		$541,622,391

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2024 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)		Par/Shares Held at 07/31/19 (000)	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	20,091	7,475	(a)	—		27,566	$27,579,976	$60,019	(b)	$2,888	$6,503
BlackRock Cash Funds: Treasury, SL Agency Shares	519	—		(251	)(a)	268	268,000	28,286		—	—
PNC Bank N.A., 3.30%, 10/30/24(c)	250	200		—		450	N/A	9,031		—	10,858
PNC Financial Services Group Inc. (The), 3.90%, 04/29/24(c)	1,017	590		—		1,607	N/A	34,699		—	27,827

							$27,847,976	$132,035		$2,888	$45,188

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$534,618,642	$—	$534,618,642
Money Market Funds	27,847,976	—	—	27,847,976

	$27,847,976	$534,618,642	$—	$562,466,618